                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT


CREDIT SUISSE FUNDS
Semiannual Report

CLASS A, B AND C SHARES

April 30, 2002
(Unaudited)


         - CREDIT SUISSE
           FIXED INCOME FUND









More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE FIXED INCOME FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

    For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Fixed Income Fund(2) (the "Fund") were down 1.83%, 2.19% and 2.19%, respectively, vs. a decline of 0.01% for the Lehman Brothers Aggregate Bond Index.(3)

    The period was an overall lackluster one for bonds, though performance varied by market segment. Treasury securities, often highly sensitive to moves in interest rates, were hindered by fears that the Federal Reserve (the "Fed") would begin to lift rates from historically low levels. Investment-grade corporate bonds fared somewhat better, aided by signs of an improving economy but also restrained by fears of "other Enrons."

    Elsewhere, mortgage-backed securities (MBS), commercial MBS (CMBS) and asset-backed securities (ABS) had relatively good performance. MBS benefited from a receding wave of refinancing activity, while CMBS and ABS drew support from signs of an improving economy. One area of strong performance in the period was high-yield corporate debt, though the group was fairly volatile.

    In this environment, the Fund had a loss and lagged its benchmark. Bonds that hampered the Fund included certain corporate holdings -- e.g., specific telecom and industrial bonds -- as well as its Argentine securities (we exited our position in Argentina in the period). One factor that contributed positively to the Fund's return was its significant exposure to high-yield corporate issues, which accounted for about 8.75% of the Fund as of April 30.

    Looking ahead, we are optimistic regarding the prospects for non-Treasury bonds such as corporate and mortgage-backed issues, and intend to maintain sizable positions in those sectors. We believe that a number of factors should support these bonds, foremost the economy's emerging recovery, which should prove to be a net positive for credit quality; the Fed's apparent unwillingness to sharply raise rates; aggressive efforts by many companies to cut costs and de-leverage their balance sheets; and an improving trend in corporate fundamentals. We also believe that, sooner rather that later, investors' worries over Enron-type accounting problems will begin to fade.

    With specific regard to high-yield securities, we currently view valuations here as appealing, and believe that the group's default rate will peak in 2002 and begin to decline, assuming the economy continues to rebound. As with

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our approach to investment-grade corporate bonds, we plan to continue to strictly limit high-yield position sizes while maintaining a high degree of diversification. We have become more cautious regarding emerging-market debt, where valuations have risen to the point at which we feel they no longer provide reasonable compensation for downside risk.



Gregg M. Diliberto,     Jo Ann Corkran,     Leland Crabbe,    Jose A. Rodriguez,
Co-Portfolio            Co-Portfolio        Co-Portfolio      Co-Portfolio
Manager                 Manager             Manager           Manager

                SUMMARY OF TOTAL RETURNS -- WITHOUT SALES CHARGE OR CDSC (4/30/02)
                ------------------------------------------------------------------
                                           SINCE                    INCEPTION
                     CLASS               INCEPTION                     DATE
                  -----------          -------------              -------------
                    Class A                0.78%                    7/31/2001
                    Class B                0.24%                    7/31/2001
                    Class C                0.17%                    7/31/2001


                SUMMARY OF TOTAL RETURNS -- WITH SALES CHARGE OR CDSC (4/30/02)
                ----------------------------------------------------------------
                                           SINCE                    INCEPTION
                     CLASS               INCEPTION                    DATE
                  -----------          -------------              -------------
                    Class A                -3.99%                   7/31/2001
                    Class B                -3.62%                   7/31/2001
                    Class C                -0.80%                   7/31/2001

Class A shares have a maximum front-end sales charge of 4.75%.
Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.


-------------------
(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was (6.53%). Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was (6.02%). Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was (3.15%).
(2) Name changed from Credit Suisse Warburg Pincus Fixed Income Fund effective December 12, 2001.
(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index, and includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's investors Service, Standard & Poor's Corporation or Fitch Investors' Service. Investors cannot invest directly in an index.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (47.8%)
AEROSPACE & DEFENSE (0.0%)
  $    10   Sequa Corp., Senior Notes                                  (BB , Ba3)          08/01/09           9.000   $     10,350
       75   Sequa Corp., Series B, Senior Notes                        (BB , Ba3)          04/01/08           8.875         77,437
                                                                                                                      ------------
                                                                                                                            87,787
                                                                                                                      ------------
APPAREL (0.0%)
      115   Levi Strauss & Co.                                         (BB- , B2)          11/01/06           7.000        108,675
                                                                                                                      ------------
AUTOMOBILE MANUFACTURERS (2.1%)
      925   DaimlerChrysler NA Holding Corp., Company
              Guaranteed, Global Notes                                 (BBB+ , A3)         01/18/11           7.750        988,075
    1,215   DaimlerChrysler NA Holding Corp., Company
              Guaranteed, Global Notes                                 (BBB+ , A3)         01/18/31           8.500      1,352,731
    2,255   General Motors Corp., Global Bonds                         (BBB+ , A3)         05/01/28           6.750      2,055,268
    2,025   General Motors Corp., Global Notes                         (BBB+ , A3)         01/15/11           7.200      2,073,851
                                                                                                                      ------------
                                                                                                                         6,469,925
                                                                                                                      ------------
AUTOMOBILE PARTS & EQUIPMENT (0.3%)
      225   Collins & Aikman Products Corp., Company
              Guaranteed, Senior Subordinated Notes
              (Callable 4/15/03 @ $101.92)                              (B , B2)           04/15/06          11.500        227,812
      730   Visteon Corp., Global Senior Notes                        (BBB , Baa2)         08/01/10           8.250        766,226
                                                                                                                      ------------
                                                                                                                           994,038
                                                                                                                      ------------
BANKS (4.0%)
      300   Bank of America Corp., Global Subordinated
              Notes                                                     (A , Aa3)          01/15/11           7.400        323,515
      705   Bank One Corp., Global Subordinated Notes                   (A- , A1)          08/01/10           7.875        782,926
    4,685   Bank One Corp., Global Subordinated Notes                   (A- , A1)          11/15/11           5.900      4,588,784
    1,050   Citicorp, Series F, Medium Term, Subordinated
              Notes                                                     (A+ , A1)          11/15/08           6.375      1,087,676
    4,055   J.P. Morgan Chase & Co.                                     (A+ , A1)          03/15/12           6.625      4,070,875
    1,490   Wells Fargo Bank NA, Subordinated Notes                    (A+ , Aa2)          02/01/11           6.450      1,528,810
                                                                                                                      ------------
                                                                                                                        12,382,586
                                                                                                                      ------------
BUILDING MATERIALS (0.2%)
      235   Brand Scaffold Services, Senior Unsecured
              Notes (Callable 2/15/03 @ $105.12)                        (B- , B3)          02/15/08          10.250        226,775
      170   Building Materials Corp., Company Guaranteed                (B+ , B2)          12/01/08           8.000        140,462
      160   Dayton Superior Corp., Company Guaranteed
              Notes (Callable 6/15/07 @ $102.17)                        (B- , B3)          06/15/09          13.000        160,800
                                                                                                                      ------------
                                                                                                                           528,037
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
CHEMICALS (0.1%)
  $   240   Applied Extrusion Technologies, Inc., Series B,
              Company Guaranteed
              (Callable 7/01/06 @ $105.37)                              (B , B2)           07/01/11          10.750   $    231,600
      150   Mississippi Chemical Corp.                                  (B , B3)           11/15/17           7.250         84,750
      110   Scotts Co., Company Guaranteed
              (Callable 1/15/04 @ $104.31)                              (B+ , B2)          01/15/09           8.625        113,575
                                                                                                                      ------------
                                                                                                                           429,925
                                                                                                                      ------------
COMMERCIAL SERVICES (0.1%)
       80   Iron Mountain, Inc., Company Guaranteed
              (Callable 4/01/06 @ $104.313)                             (B , B2)           04/01/13           8.625         82,800
      180   La Petite Academy, Inc., Series B, Company
              Guaranteed (Callable 5/15/03 @ $105.00)                 (CCC- , Caa3)        05/15/08          10.000        130,500
                                                                                                                      ------------
                                                                                                                           213,300
                                                                                                                      ------------
COMPUTERS (0.1%)
       80   DIVA Systems Corp., Series B, Senior Discount
              Notes (Callable 3/01/03 @ $106.31)(2)                     (NR , NR)          03/01/08          12.625         10,800
      160   Unisys Corp., Senior Notes                                 (BB+ , Ba1)         01/15/05           7.250        161,000
                                                                                                                      ------------
                                                                                                                           171,800
                                                                                                                      ------------
DIVERSIFIED FINANCIALS (7.3%)
    2,550   Ford Motor Credit Co., Global Notes                        (BBB+ , A3)         01/25/07           6.500      2,535,983
    3,795   Ford Motor Credit Co., Global Notes                        (BBB+ , A3)         10/28/09           7.375      3,836,563
    2,350   Ford Motor Credit Co., Global Notes                        (BBB+ , A3)         10/25/11           7.250      2,345,168
    3,960   General Electric Capital Corp.                             (AAA , Aaa)         03/15/32           6.750      3,922,622
    1,325   General Motors Acceptance Corp., Global Notes              (BBB+ , A2)         09/15/11           6.875      1,327,113
    4,110   Goldman Sachs Group, Inc., Global Notes                     (A+ , A1)          01/15/12           6.600      4,092,052
      325   Goldman Sachs Group, Inc., Series EMTN, Global
              Senior Unsubordinated                                     (A+ , A1)          01/28/10           7.800        350,125
      725   Lehman Brothers Holdings, Inc., Global Notes                (A , A2)           05/15/06           6.250        747,624
    2,190   Lehman Brothers Holdings, Inc., Global Notes                (A , A2)           06/15/07           8.250      2,440,702
      800   National Rural Utilities Cooperative Finance Corp.,
              Global Bonds                                              (A , A2)           03/01/32           8.000        862,148
                                                                                                                      ------------
                                                                                                                        22,460,100
                                                                                                                      ------------
ELECTRIC (5.6%)
       50   Calpine Corp., Senior Notes                                 (B+ , B1)          08/15/10           8.625         42,821
    1,825   Calpine Corp., Senior Notes                                 (B+ , B1)          02/15/11           8.500      1,563,102
      755   Cilcorp, Inc., Bonds                                      (BB+ , Baa2)         10/15/29           9.375        845,177
      205   CMS Energy Corp., Series B, Senior Notes                   (BB , Ba3)          01/15/04           6.750        207,149
      990   FirstEnergy Corp., Series B, Global Notes                 (BBB- , Baa2)        11/15/11           6.450        937,231
    1,085   FirstEnergy Corp., Series C, Global Notes                 (BBB- , Baa2)        11/15/31           7.375      1,027,596


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
  $ 1,755   Mirant Americas Generation LLC, Rule 144A,
              Private Placement Bonds(3)                              (BBB- , Ba1)         10/01/21           8.500   $  1,522,054
    2,275   Mirant Americas Generation LLC, Senior Notes              (BBB- , Ba1)         05/01/06           7.625      2,163,423
    1,345   NRG Energy, Inc., Senior Notes                            (BBB- , Baa3)        09/15/10           8.250      1,335,760
    2,140   NRG Energy, Inc., Senior Notes                            (BBB- , Baa3)        04/01/11           7.750      2,052,025
    1,165   NRG Energy, Inc., Senior Notes                            (BBB- , Baa3)        04/01/31           8.625      1,106,738
    1,775   PG&E National Energy Group, Global Senior Notes           (BBB , Baa2)         05/16/11          10.375      1,858,141
      795   Progress Energy, Inc., Senior Notes                       (BBB , Baa1)         03/01/06           6.750        824,671
      855   PSEG Power LLC, Global Company Guaranteed                 (BBB , Baa1)         04/15/06           6.875        878,544
    1,035   Texas Utilities Holdings Corp., Series J, Senior
              Notes                                                   (BBB , Baa3)         06/15/06           6.375      1,049,675
                                                                                                                      ------------
                                                                                                                        17,414,107
                                                                                                                      ------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       20   Motors & Gears, Inc., Series D, Senior Notes
              (Callable 11/15/02 @ $103.58)                            (B- , Caa1)         11/15/06          10.750         19,300
                                                                                                                      ------------
ENTERTAINMENT (0.3%)
      445   Argosy Gaming Co., Company Guaranteed
              (Callable 6/01/04 @ $105.38)                              (B+ , B2)          06/01/09          10.750        494,506
       20   Horseshoe Gaming Holdings, Series B, Company
              Guaranteed (Callable 5/15/04 @ $104.31)                   (B+ , B2)          05/15/09           8.625         20,900
       20   Isle of Capri Casinos, Inc., Company Guaranteed
              (Callable 4/15/04 @ $104.38)                              (B , B2)           04/15/09           8.750         20,600
      310   Mohegan Tribal Gaming, Global Senior
              Subordinated Notes
              (Callable 7/01/06 @ $104.188)                            (BB- , Ba3)         07/01/11           8.375        319,300
      175   Sun International Hotels, Ltd., Global Company
              Guaranteed (Callable 8/15/06 @ $104.438)                 (B+ , Ba3)          08/15/11           8.875        182,000
                                                                                                                      ------------
                                                                                                                         1,037,306
                                                                                                                      ------------
ENVIRONMENTAL CONTROL (1.1%)
    1,580   Allied Waste North America, Series B, Company
              Guaranteed (Callable 8/01/04 @ $105.00)                   (B+ , B2)          08/01/09          10.000      1,631,350
       45   Allied Waste North America, Series B, Company
              Guaranteed, Senior Subordinated Notes
              (Callable 1/01/04 @ $103.94)                             (BB- , Ba3)         01/01/09           7.875         44,606
    1,600   Allied Waste North America, Series B, Global
              Company Guaranteed                                       (BB- , Ba3)         04/01/08           8.875      1,660,000
                                                                                                                      ------------
                                                                                                                         3,335,956
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
FOOD (0.3%)
  $   300   Agrilink Foods, Inc., Company Guaranteed,
              Senior Subordinated Notes
              (Callable 11/01/03 @ $105.94)                             (B- , B3)          11/01/08          11.875   $    316,500
       30   Archibald Candy Corp., Company Guaranteed,
              Senior Secured Notes
              (Callable 7/01/02 @ $102.56)(4)                          (D , Caa2)          07/01/04          10.250         14,850
      195   Aurora Foods, Inc., Series B, Senior
              Subordinated Notes
              (Callable 7/01/03 @ $106.38)                            (CCC+ , Caa1)        07/01/08           8.750        187,687
      135   Fleming Companies, Inc., Company Guaranteed
              (Callable 4/01/05 @ $105.06)                             (B+ , Ba3)          04/01/08          10.125        142,425
      180   Land O' Lakes, Inc., Senior Notes
              (Callable 11/15/06 @ $104.375)                           (BB , Ba3)          11/15/11           8.750        169,200
      110   Stater Brothers Holdings, Senior Notes
              (Callable 8/15/03 @ $105.38)                              (B- , B2)          08/15/06          10.750        117,562
                                                                                                                      ------------
                                                                                                                           948,224
                                                                                                                      ------------
FOREIGN BONDS (0.0%)
       65   Rogers Communications, Inc., Yankee Senior
              Notes (Callable 1/15/03 @ $101.52)                       (BB- , Ba2)         01/15/06           9.125         65,650
                                                                                                                      ------------
FOREST PRODUCTS, PAPER (0.4%)
      365   Georgia-Pacific Corp., Notes                              (BBB- , Baa3)        05/15/31           8.875        353,759
      835   Weyerhaeuser Co., Notes                                     (A- , A3)          08/01/06           6.000        841,296
                                                                                                                      ------------
                                                                                                                         1,195,055
                                                                                                                      ------------
GAS (0.4%)
    1,025   Keyspan Corp., Senior Notes                                 (A , A3)           11/15/30           8.000      1,166,610
                                                                                                                      ------------
HEALTHCARE SERVICES (0.2%)
      100   Extendicare Health Services, Inc., Company
              Guaranteed, Senior Subordinated Notes
              (Callable 12/15/02 @ $104.68)                            (CCC+ , B3)         12/15/07           9.350         95,000
       90   HCA - The Healthcare Co.                                  (BBB- , Ba1)         09/01/10           8.750        100,703
      180   HCA, Inc.                                                 (BBB- , Ba1)         06/15/05           6.910        185,402
      240   Magellan Health Services, Inc., Senior
              Subordinated Notes
              (Callable 2/15/03 @ $104.50)                              (B- , B3)          02/15/08           9.000        205,200
                                                                                                                      ------------
                                                                                                                           586,305
                                                                                                                      ------------
HOLDING COMPANIES (0.1%)
      150   Werner Holdings Co., Inc., Series A, Company
              Guaranteed (Callable 11/15/02 @ $105.00)                  (B- , B2)          11/15/07          10.000        153,000
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
HOME BUILDERS (0.1%)
  $    90   KB Home, Senior Subordinated Notes
              (Callable 2/15/06 @ $104.75)                             (BB- , Ba3)         02/15/11           9.500   $     94,500
       65   Ryland Group                                               (BB+ , Ba2)         09/01/10           9.750         71,825
                                                                                                                      ------------
                                                                                                                           166,325
                                                                                                                      ------------
INSURANCE (0.4%)
    2,415   Conseco, Inc., Rule 144A, Company Guaranteed(3)             (B , NR)           04/15/08           9.000      1,356,988
                                                                                                                      ------------
INVESTMENT COMPANIES (0.1%)
      165   Majestic Investor Holdings, Rule 144A, Private
              Placement, Company Guaranteed
              (Callable 11/30/05 @ $105.83)(2),(3)                      (B , B2)           11/30/07          11.653        157,369
                                                                                                                      ------------
IRON & STEEL (0.0%)
       85   AK Steel Corp., Company Guaranteed
              (Callable 2/15/04 @ $103.94)                             (BB , Ba2)          02/15/09           7.875         86,169
       20   AK Steel Corp., Senior Notes
              (Callable 6/03/02 @ $104.56)                              (BB , B1)          12/15/06           9.125         20,900
                                                                                                                      ------------
                                                                                                                           107,069
                                                                                                                      ------------
LEISURE (0.1%)
      245   Hard Rock Hotel, Inc., Series B, Senior
              Subordinated Notes
              (Callable 4/01/03 @ $102.31)                             (B- , Caa2)         04/01/05           9.250        244,387
                                                                                                                      ------------
LODGING (2.8%)
      345   Ameristar Casinos, Inc., Company Guaranteed
              (Callable 2/15/06 @ $105.38)                              (B- , B3)          02/15/09          10.750        384,675
      120   Aztar Corp., Senior Subordinated Notes
              (Callable 5/15/03 @ $104.44)                             (B+ , Ba3)          05/15/07           8.875        125,700
       35   Boyd Gaming Corp.
              (Callable 8/01/05 @ $104.63)                             (BB- , Ba3)         08/01/09           9.250         37,887
      530   Hilton Hotels Corp., Notes                                (BBB- , Ba1)         02/15/11           8.250        548,352
    3,000   HMH Properties, Inc., Series B, Senior Notes
              (Callable 5/15/02 @ $101.19)(5)                           (NR , NR)          05/15/05           9.500      3,030,000
      515   ITT Corp.                                                 (BBB- , Ba1)         11/15/05           6.750        510,502
       20   MGM Mirage, Inc., Company Guaranteed                       (BB+ , Ba2)         06/01/07           9.750         22,150
    1,495   Park Place Entertainment, Senior Subordinated
              Notes                                                    (BB+ , Ba2)         12/15/05           7.875      1,524,900
      245   Prime Hospitality Corp., Rule 144A, Senior
              Subordinated Notes
              (Callable 5/01/07 @ $104.188)(3)                          (B+ , B1)          05/01/12           8.375        250,512
    1,810   Starwood Hotels & Resorts Worldwide, Inc.,
              Rule 144A, Notes(3)                                     (BBB- , Ba1)         05/01/07           7.375      1,830,362


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
LODGING (CONTINUED)
  $   290   Windsor Woodmont Black Hawk, Series B, First
              Mortgage (Callable 3/15/03 @ $108.666)                   (CCC+ , NR)         03/15/05          13.000   $    262,088
                                                                                                                      ------------
                                                                                                                         8,527,128
                                                                                                                      ------------
MEDIA (4.7%)
      125   Adelphia Communications Corp., Senior Notes                (CCC , B3)          01/15/07           8.875        110,000
      185   Adelphia Communications Corp., Senior Notes                (CCC , B3)          05/01/09           7.875        145,688
      355   Adelphia Communications Corp., Senior Notes                (CCC , B3)          11/15/09           9.375        291,100
      540   Adelphia Communications Corp., Senior Notes                (CCC , B3)          06/15/11          10.250        453,600
       10   American Lawyer Media, Series B, Company
              Guaranteed (Callable 12/15/02 @ $104.87)                 (CCC+ , B3)         12/15/07           9.750          8,300
    1,650   AOL Time Warner, Inc., Global Bonds                       (BBB+ , Baa1)        04/15/31           7.625      1,544,405
    1,400   AOL Time Warner, Inc., Global Notes                       (BBB+ , Baa1)        05/01/07           6.150      1,359,142
      550   Charter Communications Holdings LLC                         (B+ , B2)          11/15/09           9.625        514,250
    1,085   Charter Communications Holdings LLC, Global
              Senior Notes                                              (B+ , B2)          10/01/09          10.750      1,074,150
       35   Charter Communications Holdings LLC, Senior
              Notes (Callable 4/01/04 @ $104.31)                        (B+ , B2)          04/01/09           8.625         31,413
      580   Clear Channel Communications, Inc. Global Notes           (BBB- , Baa3)        11/01/06           6.000        564,581
       50   Coaxial Communications of Central Ohio, Inc.,
              Company Guaranteed, Senior Notes
              (Callable 8/15/02 @ $105.00)                              (B , B3)           08/15/06          10.000         51,000
    1,805   Comcast Cable Communications, Senior Notes                (BBB , Baa2)         01/30/11           6.750      1,728,105
    1,150   Cox Communications, Inc.                                  (BBB , Baa2)         11/01/10           7.750      1,168,109
       90   CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , Ba1)         07/15/09           8.125         88,427
    1,600   CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , Ba1)         04/01/11           7.625      1,501,152
      745   Fox Sports Network LLC, Senior Notes
              (Callable 8/15/02 @ $104.44)                            (BBB- , Ba1)         08/15/07           8.875        774,800
      165   Frontiervision Holdings LP, Senior Discount Notes
              (Callable 9/15/02 @ $105.94)                             (CCC- , B2)         09/15/07          11.875        158,813
       25   James Cable Partners LP, Series B, Senior Notes
              (Callable 8/15/02 @ $102.69)                             (NR , Caa2)         08/15/04          10.750         17,375
      110   Lin Television Corp., Company Guaranteed
              (Callable 3/01/03 @ $104.188)                             (B- , B2)          03/01/08           8.375        111,375
      620   News America Holdings, Inc., Company
              Guaranteed                                              (BBB- , Baa3)        02/01/13           9.250        704,047
    1,190   News America Holdings, Inc., Debentures                   (BBB- , Baa3)        08/10/18           8.250      1,241,459
       70   Northland Cable Television, Company Guaranteed
              (Callable 11/15/02 @ $105.12)                            (B- , Caa1)         11/15/07          10.250         58,275
      195   Olympus Communications LP, Series B, Senior
              Notes (Callable 11/15/02 @ $103.54)                      (CCC , B2)          11/15/06          10.625        188,175
       95   Salem Communications Corp., Series B, Company
              Guaranteed, (Callable 10/01/02 @ $104.75)                 (B- , B3)          10/01/07           9.500         99,988


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
MEDIA (CONTINUED)
  $   430   Time Warner, Inc., Company Guaranteed                     (BBB+ , Baa1)        05/15/29           6.625   $    355,623
      135   Young Broadcasting, Inc., Global Company
              Guaranteed (Callable 3/01/06 @ $105.00)                   (B , B2)           03/01/11          10.000        142,425
                                                                                                                      ------------
                                                                                                                        14,485,777
                                                                                                                      ------------
MINING (0.2%)
      760   Phelps Dodge Corp., Senior Notes                          (BBB- , Baa3)        06/01/31           9.500        743,482
                                                                                                                      ------------
OIL & GAS (3.2%)
      135   Abraxas Petroleum Corp., Series B, Company
              Guaranteed (Callable 3/15/03 @ $100.00)                   (NR , B3)          03/15/03          12.875        135,675
    1,200   Anadarko Petroleum Corp., Debentures                      (BBB+ , Baa1)        10/15/26           7.500      1,235,366
      215   Chesapeake Energy Corp., Global Company
              Guaranteed, Senior Notes
              (Callable 4/01/06 @ $104.06)                              (B+ , B2)          04/01/11           8.125        216,075
    2,160   Conoco Funding Co., Global Company
              Guaranteed                                              (BBB+ , Baa1)        10/15/31           7.250      2,280,867
    1,690   Consolidated Natural Gas Co., Senior Notes                 (BBB+ , A3)         04/15/11           6.850      1,725,037
      210   Denbury Management, Inc., Company
              Guaranteed, Senior Subordinated Notes
              (Callable 3/01/03 @ $104.50)                              (B- , B3)          03/01/08           9.000        208,950
    1,590   Dominion Resources, Inc., Debentures
              (Putable 10/15/06 @ $100.00)                             (BBB+ , A3)         10/15/26           6.875      1,666,969
      870   Enterprise Products Partners LP, Company
              Guaranteed                                              (BBB , Baa2)         02/01/11           7.500        896,709
      370   Magnum Hunter Resources, Inc., Company
              Guaranteed (Callable 6/01/02 @ $105.00)                   (B , B2)           06/01/07          10.000        389,425
       20   Mission Resources Corp., Series C, Global
              Company Guaranteed
              (Callable 4/01/03 @ $103.625)                             (B- , B3)          04/01/07          10.875         18,800
       20   Ocean Energy, Inc., Series B, Company
              Guaranteed (Callable 7/01/03 @ $104.19)                  (BB+ , Ba1)         07/01/08           8.375         21,050
       45   Parker Drilling Co., Series D, Company
              Guaranteed (Callable 11/15/02 @ $103.25)                  (B+ , B1)          11/15/06           9.750         46,463
      275   Southwest Royalties, Inc., Series B, Company
              Guaranteed (Callable 10/15/02 @ $102.63)                (CCC- , Caa2)        10/15/04          10.500        204,875
      690   Tesoro Escrow Corp.
              (Callable 4/01/07 @ $104.813)                             (B+ , B1)          04/01/12           9.625        708,975
                                                                                                                      ------------
                                                                                                                         9,755,236
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
PACKAGING & CONTAINERS (0.4%)
  $   165   Four M Corp., Series B, Senior Secured Notes
              (Callable 6/01/02 @ $104.00)                              (B , B3)           06/01/06          12.000   $    169,950
      900   MeadWestvaco Corp., Company Guaranteed                    (BBB , Baa2)         04/01/12           6.850        914,252
      160   Owens-Brockway Glass Container, Rule 144A,
              Private Placement, Secured
              (Callable 2/15/06 @ 104.438)(3)                           (BB , B2)          02/15/09           8.875        166,000
      140   Owens-Illinois, Inc., Senior Notes                          (B+ , B3)          05/15/08           7.350        127,400
                                                                                                                      ------------
                                                                                                                         1,377,602
                                                                                                                      ------------
PHARMACEUTICALS (0.0%)
      145   NBTY, Inc., Series B, Senior Subordinated Notes
              (Callable 9/15/02 @ $104.31)                              (B+ , B1)          09/15/07           8.625        147,175
                                                                                                                      ------------
PIPELINES (2.9%)
    1,365   Duke Energy Field Services, Notes                         (BBB , Baa2)         08/16/05           7.500      1,416,065
    1,675   El Paso Corp., Series MTN, Global Senior Notes            (BBB , Baa2)         08/01/31           7.800      1,688,686
    1,510   El Paso Corp., Series MTN, Global Senior Notes            (BBB , Baa2)         01/15/32           7.750      1,512,840
      150   Western Gas Resources, Inc., Company
              Guaranteed (Callable 6/15/04 @ $105.00)                  (BB- , Ba3)         06/15/09          10.000        162,000
    1,160   Williams Companies, Inc., Notes                           (BBB , Baa2)         09/01/21           7.875      1,113,673
      665   Williams Companies, Inc., Notes                           (BBB , Baa2)         06/15/31           7.750        624,243
    1,775   Williams Companies, Inc., Rule 144A, Bonds(3)             (BBB , Baa2)         03/15/32           8.750      1,846,488
      550   Williams Companies, Inc., Series A, Global
              Debentures                                              (BBB- , Baa2)        01/15/31           7.500        501,987
                                                                                                                      ------------
                                                                                                                         8,865,982
                                                                                                                      ------------
RETAIL (0.0%)
      120   Sbarro, Inc., Company Guaranteed, Senior Notes
              (Callable 9/15/04 @ $105.50)                             (B+ , Ba3)          09/15/09          11.000        124,200
                                                                                                                      ------------
SAVINGS & LOANS (0.0%)
       75   Sovereign Bancorp, Inc., Senior Notes                      (BB+ , Ba2)         11/15/06          10.500         82,313
                                                                                                                      ------------
TELECOMMUNICATIONS (10.2%)
      175   Alamosa PCS Holdings, Inc., Company
              Guaranteed (Callable 2/15/05 @ $106.44)(2)              (CCC , Caa1)         02/15/10          12.875         84,875
    1,870   AT&T Corp., Global Notes                                   (BBB+ , A3)         03/15/09           6.000      1,651,360
      440   AT&T Corp., Global Notes                                   (BBB+ , A3)         03/15/29           6.500        333,903
    2,020   AT&T Corp., Rule 144A, Private Placement
              Senior Notes(3)                                          (BBB+ , A3)         11/15/11           7.300      1,855,915
    1,900   AT&T Wireless Services, Inc., Global Notes                (BBB , Baa2)         05/01/07           7.500      1,901,623
      680   AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)         03/01/11           7.875        665,645
      495   AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)         03/01/31           8.750        486,373
    1,155   Citizens Communications Co., Global Senior Notes          (BBB , Baa2)         08/15/08           7.625      1,151,676
    1,465   Citizens Communications Co., Notes                        (BBB , Baa2)         05/15/06           8.500      1,537,923


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
  $    80   Dobson Communications Corp., Senior Notes
              (Callable 7/01/05 @ $105.44)                              (B- , B3)          07/01/10          10.875   $     74,800
    2,260   Global Crossing Holdings, Ltd., Yankee Company
              Guaranteed (Callable 11/01/04 @ $104.75)(4)               (NR , NR)          11/15/09           9.500         45,200
       60   Insight Midwest, Global Senior Notes
              (Callable 11/01/05 @ $105.25)                             (B+ , B1)          11/01/10          10.500         63,600
       20   Insight Midwest, Senior Notes
              (Callable 10/01/04 @ $104.87)                             (B+ , B1)          10/01/09           9.750         20,700
      710   Intermedia Communications, Inc., Series B, Senior
              Discount Notes (Callable 7/15/02 @ $105.63)(2)          (BBB , Baa2)         07/15/07          11.250        518,300
      290   Intermedia Communications, Inc., Series B,
              Senior Notes (Callable 6/01/03 @ $104.30)               (BBB , Baa2)         06/01/08           8.600        210,250
      155   Lucent Technologies, Inc., Notes                            (B+ , B2)          07/15/06           7.250        127,100
       45   Nextel Communications, Inc., Senior Discount
              Notes (Callable 2/15/03 @ $104.97)(2)                     (B , B1)           02/15/08           9.950         28,688
    1,265   Nextel Communications, Inc., Senior Notes
              (Callable 11/15/04 @ $104.688)                            (B , B1)           11/15/09           9.375        888,663
    1,480   Nextel Communications, Inc., Senior Notes
              (Callable 2/01/06 @ $104.75)                              (B , B1)           02/01/11           9.500      1,017,500
      545   Qwest Capital Funding, Inc., Company Guaranteed           (BBB- , Baa3)        08/15/06           7.750        422,779
    1,005   Qwest Capital Funding, Inc., Company Guaranteed           (BBB , Baa1)         11/15/18           6.500        660,759
    1,820   Qwest Capital Funding, Inc., Global Company
              Guaranteed                                              (BBB+ , Baa1)        08/03/04           5.875      1,501,804
      600   Qwest Capital Funding, Inc., Global Company
              Guaranteed                                              (BBB+ , Baa1)        08/03/09           7.000        429,658
    2,605   Qwest Capital Funding, Inc., Global Company
              Guaranteed                                              (BBB- , Baa3)        02/15/11           7.250      1,893,054
    3,110   Sprint Capital Corp., Rule 144A(3)                        (BBB+ , Baa2)        03/15/32           8.750      2,973,875
    1,880   Sprint Capital Corp., Global Company Guaranteed           (BBB+ , Baa2)        01/15/07           6.000      1,721,433
    2,900   Sprint Capital Corp., Global Company Guaranteed           (BBB+ , Baa2)        11/15/28           6.875      2,253,837
      306   TeleCorp PCS, Inc., Company Guaranteed,
              Senior Subordinated Notes
              (Callable 4/15/04 @ $105.81)(2)                         (BBB , Baa3)         04/15/09          11.625        275,400
       90   U.S. Unwired, Inc., Series B, Company
              Guaranteed, (Callable 11/01/04 @ $106.69)(2)             (CCC+ , B3)         11/01/09          13.375         60,300
    2,950   Verizon Wireless, Inc., Rule 144A(3)                        (A+ , A2)          12/15/06           5.375      2,824,988
      650   Voicestream Wireless Corp., Senior Discount
              Notes (Callable 11/15/04 @ $105.94)(2)                   (A- , Baa1)         11/15/09          11.875        570,200
      370   Voicestream Wireless Corp., Senior Notes
              (Callable 11/15/04 @ $105.19)                            (A- , Baa1)         11/15/09          10.375        401,450
    2,215   WorldCom, Inc., Global Bonds                               (BB , Ba2)          05/15/31           8.250        976,186
    3,085   WorldCom, Inc., Global Notes                               (BB , Ba2)          05/15/11           7.500      1,452,116


                See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
  $   940   XO Communications, Inc., Senior Discount Notes
              (Callable 4/15/03 @ $104.72)(2),(4)                       (B , Ca)           04/15/08           9.450   $    115,150
    1,290   XO Communications, Inc., Senior Discount Notes
              (Callable 12/01/04 @ $106.06)(2),(4)                      (NR , Ca)          12/01/09          12.125        132,225
    1,805   XO Communications, Inc., Senior Notes
              (Callable 12/01/04 @ $105.25)(4)                          (NR , Ca)          12/01/09          10.500        261,725
                                                                                                                      ------------
                                                                                                                        31,591,033
                                                                                                                      ------------
TEXTILES (0.1%)
      110   Simmons Co., Series B, Senior Subordinated
              Notes (Callable 3/15/04 @ $105.125)                       (B- , B3)          03/15/09          10.250        115,913
       85   Westpoint Stevens, Inc., Senior Notes                      (CCC+ , Ca)         06/15/05           7.875         56,525
                                                                                                                      ------------

                                                                                                                           172,438
                                                                                                                      ------------

TOTAL CORPORATE BONDS (Cost $156,295,158)                                                                              147,672,190
                                                                                                                      ------------

ASSET BACKED SECURITIES (1.6%)
      900   Chase Credit Card Master Trust, Series 2000-1
              Class A                                                  (AAA , Aaa)         06/15/07           2.030        903,020
      118   Donaldson Lufkin & Jenrette, Inc., Series 1989-1,
              Class F Acceptance Trust                                 (AAA , Aaa)         08/01/19          11.000        132,012
      536   Korea Asset Funding, Ltd., Series 2000-1A,
              Class 1(6)                                                (NR , A3)          02/10/09           4.010        536,894
    1,251   LB Commercial Conduit Mortgage Trust,
              Series 1999-C2, Class A1                                 (AAA , Aaa)         10/15/32           7.105      1,331,083
      856   Morgan Stanley Mortgage Trust, Series 40,
              Class 8                                                  (AAA , Aaa)         07/20/21           7.000        866,289
      620   Nomura Asset Securities Corp., Series 1994-4B,
              Class 4A                                                 (AAA , Aaa)         09/25/24           8.300        619,428
      666   Small Business Administration, Series 1992-20D,
              Class 1 Development Participation Certificate
              Debenture                                                (AAA , Aaa)         04/01/12           8.200        728,342
                                                                                                                      ------------

TOTAL ASSET BACKED SECURITIES (Cost $4,922,980)                                                                          5,117,068
                                                                                                                      ------------

MORTGAGE-BACKED SECURITIES (41.8%)
    8,015   Fannie Mae                                                 (AAA , Aaa)         06/01/32           7.000      8,232,912
   10,785   Fannie Mae                                                 (AAA , Aaa)         05/01/32           7.000     11,125,396
      319   Fannie Mae                                                 (AAA , Aaa)         08/01/29           7.500        333,981
       26   Fannie Mae                                                 (AAA , Aaa)         10/01/29           7.500         26,945
      151   Fannie Mae                                                 (AAA , Aaa)         11/01/29           7.500        157,604
       33   Fannie Mae                                                 (AAA , Aaa)         02/01/30           7.500         34,507
      718   Fannie Mae Pool #124211                                    (AAA , Aaa)         12/01/21           7.869        737,762
      228   Fannie Mae Pool #124790                                    (AAA , Aaa)         02/01/23           9.000        251,802


                 See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
  $   325   Fannie Mae Pool #125136                                    (AAA , Aaa)         07/01/07           8.000   $    344,574
        8   Fannie Mae Pool #224635                                    (AAA , Aaa)         09/01/20           9.000          8,722
       94   Fannie Mae Pool #243876                                    (AAA , Aaa)         01/01/09           9.000        100,378
      527   Fannie Mae Pool #252492                                    (AAA , Aaa)         05/01/29           7.500        551,015
      293   Fannie Mae Pool #252874                                    (AAA , Aaa)         11/01/29           7.500        306,057
      378   Fannie Mae Pool #253183                                    (AAA , Aaa)         03/01/30           7.500        395,513
      241   Fannie Mae Pool #270674                                    (AAA , Aaa)         09/01/17           9.000        264,708
       19   Fannie Mae Pool #504305                                    (AAA , Aaa)         08/01/29           7.500         19,681
       45   Fannie Mae Pool #504338                                    (AAA , Aaa)         10/01/29           7.500         46,757
       14   Fannie Mae Pool #504669                                    (AAA , Aaa)         10/01/29           7.500         15,009
       12   Fannie Mae Pool #507048                                    (AAA , Aaa)         09/01/29           7.500         12,473
       42   Fannie Mae Pool #508801                                    (AAA , Aaa)         08/01/29           7.500         44,139
       90   Fannie Mae Pool #515542                                    (AAA , Aaa)         10/01/29           8.000         95,191
      328   Fannie Mae Pool #515943                                    (AAA , Aaa)         10/01/29           7.500        343,374
       20   Fannie Mae Pool #515955                                    (AAA , Aaa)         10/01/29           7.500         20,720
       35   Fannie Mae Pool #516832                                    (AAA , Aaa)         01/01/30           7.500         36,535
      339   Fannie Mae Pool #517894                                    (AAA , Aaa)         03/01/30           7.500        353,960
       16   Fannie Mae Pool #521205                                    (AAA , Aaa)         12/01/29           7.500         16,353
       60   Fannie Mae Pool #521369                                    (AAA , Aaa)         12/01/29           7.000         61,592
       48   Fannie Mae Pool #523929                                    (AAA , Aaa)         11/01/29           7.500         49,794
      101   Fannie Mae Pool #527587                                    (AAA , Aaa)         12/01/29           7.500        105,815
       32   Fannie Mae Pool #527805                                    (AAA , Aaa)         03/01/30           7.500         33,558
      190   Fannie Mae Pool #528126                                    (AAA , Aaa)         03/01/30           7.500        198,326
       43   Fannie Mae Pool #528289                                    (AAA , Aaa)         03/01/30           7.500         45,066
       10   Fannie Mae Pool #528508                                    (AAA , Aaa)         02/01/30           7.500         10,043
       27   Fannie Mae Pool #528800                                    (AAA , Aaa)         01/01/30           7.000         28,263
      267   Fannie Mae Pool #528803                                    (AAA , Aaa)         01/01/30           7.500        279,414
       76   Fannie Mae Pool #531075                                    (AAA , Aaa)         02/01/30           8.000         79,930
       32   Fannie Mae Pool #532496                                    (AAA , Aaa)         03/01/30           7.500         33,245
      267   Fannie Mae Pool #533026                                    (AAA , Aaa)         03/01/30           8.000        282,030
      333   Fannie Mae Pool #533027                                    (AAA , Aaa)         03/01/30           8.000        351,759
      537   Fannie Mae Pool #533033                                    (AAA , Aaa)         03/01/30           8.000        566,934
      269   Fannie Mae Pool #533440                                    (AAA , Aaa)         01/01/30           8.000        285,079
      406   Fannie Mae Pool #533586                                    (AAA , Aaa)         03/01/30           7.500        424,724
       74   Fannie Mae Pool #533714                                    (AAA , Aaa)         03/01/30           8.000         78,562
      197   Fannie Mae Pool #534125                                    (AAA , Aaa)         03/01/30           7.500        206,074
      225   Fannie Mae Pool #535083                                    (AAA , Aaa)         12/01/29           7.500        234,861
    2,247   Fannie Mae Pool #535101                                    (AAA , Aaa)         08/01/13           6.500      2,333,193
      151   Fannie Mae Pool #535159                                    (AAA , Aaa)         02/01/30           7.000        155,672
      455   Fannie Mae, Series 1999-52                                 (AAA , Aaa)         05/25/22           7.000        465,088
    7,400   Fannie Mae TBA                                             (AAA , Aaa)         05/01/17           6.500      7,622,000
   16,400   Fannie Mae TBA                                             (AAA , Aaa)         05/01/32           6.000     16,205,250
   19,520   Fannie Mae TBA                                             (AAA , Aaa)         05/01/32           6.500     19,751,800
   10,795   Fannie Mae TBA                                             (AAA , Aaa)         05/01/32           7.500     11,277,407


                 See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
  $24,995   Fannie Mae TBA                                             (AAA , Aaa)         05/01/32           8.000   $ 26,385,347
      858   Freddie Mac Pool #292065                                   (AAA , Aaa)         04/01/17           8.500        935,269
      461   Freddie Mac Pool #606523                                   (AAA , Aaa)         10/01/19           8.160        477,712
        9   Ginnie Mae                                                 (AAA , Aaa)         07/15/13          11.000          9,907
    2,015   Ginnie Mae                                                 (AAA , Aaa)         05/01/32           7.000      2,081,116
       11   Ginnie Mae Pool #068764                                    (AAA , Aaa)         09/15/13          12.000         12,320
       81   Ginnie Mae Pool #093401                                    (AAA , Aaa)         01/15/10           9.500         88,918
        2   Ginnie Mae Pool #296254                                    (AAA , Aaa)         09/15/20           9.500          2,598
    4,194   Ginnie Mae Pool #508483                                    (AAA , Aaa)         05/15/31           7.000      4,336,518
    1,408   Ginnie Mae Pool #545822                                    (AAA , Aaa)         06/15/31           7.500      1,477,662
    6,726   Ginnie Mae Pool #559037                                    (AAA , Aaa)         07/15/31           7.000      6,954,779
    1,116   Ginnie Mae Pool #561961                                    (AAA , Aaa)         06/15/31           7.000      1,153,664
                                                                                                                      ------------

TOTAL MORTGAGE-BACKED SECURITIES (Cost $127,180,125)                                                                   128,957,357
                                                                                                                      ------------
FOREIGN BONDS (10.5%)
    2,985   Abitibi-Consolidated, Inc., Yankee Bonds                  (BBB- , Baa3)        08/01/05           8.300      3,071,129
      510   Abitibi-Consolidated, Inc., Yankee Debentures             (BBB- , Baa3)        08/01/30           8.850        516,962
    1,640   AXA, Global Subordinated Notes                              (A- , A2)          12/15/30           8.600      1,866,648
      560   British Sky Broadcasting, Inc.,
              Yankee Company Guaranteed                                (BB+ , Ba1)         10/15/06           7.300        556,231
    1,945   British Telecommunications PLC, Global Bonds               (A- , Baa1)         12/15/30           8.875      2,203,140
      885   British Telecommunications PLC, Global Notes               (A- , Baa1)         12/15/05           7.875        949,743
    1,272   Cablevision SA, Yankee Bonds(4)                             (CC , Ca)          05/01/09          13.750        235,320
      850   Domtar, Inc., Yankee Notes                                (BBB- , Baa3)        10/15/11           7.875        906,344
      160   Flextronics International, Ltd., Yankee Senior
              Subordinated Notes
              (Callable 7/01/05 @ $104.94)                             (BB- , Ba3)         07/01/10           9.875        173,600
      440   France Telecom Global Notes                               (BBB+ , Baa1)        03/01/06           7.200        448,957
    5,750   French Government, Euro-Zone Debentures                    (AAA , Aaa)         04/25/04           5.500      5,315,352
      379   Hidroelectrica Piedra del Aguila SA, Series QP,
              Collateral Trust                                          (NR , NR)          06/30/09           8.250         77,613
      135   Hockey Co. & Sport Maska, Inc., Units, Private
              Placement (Callable 4/15/06 @ $105.63)                    (B , B2)           04/15/09          11.250        138,375
      500   Imasac SA, Rule 144A, Private Placement,
              Company Guaranteed
              (Callable 5/01/02 @ $105.50)(3),(4)                       (CC , Ca)          05/02/05          11.000        112,500
      160   Intrawest Corp., Yankee Senior Notes
              (Callable 2/01/05 @ $105.25)                              (B+ , B1)          02/01/10          10.500        170,400
    1,600   Koninklijke (Royal) KPN NV, Global Senior
              Unsubordinated                                          (BBB- , Baa3)        10/01/10           8.000      1,647,770
      370   Koninklijke (Royal) KPN NV, Global Senior
              Unsubordinated                                          (BBB- , Baa3)        10/01/30           8.375        380,489
    9,425   Queensland Treasury Corp., Series 03G,
              Global Local Government Guaranteed                       (AAA , Aaa)         05/14/03           8.000      5,206,893


                 See Accompanying Notes to Financial Statements.

     PAR                                                              RATINGS(1)
    (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%       VALUE
    -----                                                            -------------         --------           -----       -----
FOREIGN BONDS (CONTINUED)
  $ 1,010   Republic of Philippines, Series B, Restructured
              Debt, Foreign Government Guaranteed
              (Callable 6/03/02 @ $100.00)                             (BB+ , Ba1)         12/01/17           6.500   $    929,200
      135   Rogers Cantel, Inc., Yankee Senior Subordinated
              Notes (Callable 10/01/02 @ $104.40)                      (BB- , Ba2)         10/01/07           8.800        124,200
    2,200   Royal Bank of Scotland Group PLC, Series 3,
              Perpetual Global Bonds
              (Callable 12/31/05 @ $100.00)                             (A- , A1)          11/30/49           7.816      2,349,600
    1,050   Russian Federation, Rule 144A, Unsubordinated(3),(6)       (B+ , Ba3)          03/31/30           5.000        728,437
      320   Russian Ministry of Finance, Series VI, Debentures          (B- , B1)          05/14/06           3.000        258,000
      885   Singapore Telecommunications, Ltd., Rule 144A,
              Private Placement Notes(3)                               (AA- , A1)          12/01/11           6.375        882,125
       75   Telewest Communications PLC, Yankee Debentures
              (Callable 10/01/02 @ $100.00)                             (B , B2)           10/01/06           9.625         40,875
      585   Telus Corp., Yankee Notes                                 (BBB+ , Baa2)        06/01/07           7.500        595,801
    1,610   Telus Corp., Yankee Notes                                 (BBB+ , Baa2)        06/01/11           8.000      1,634,371
    1,010   Tyco International Group SA, Yankee Company
              Guaranteed                                              (BBB , Baa2)         02/15/06           6.375        851,814
                                                                                                                      ------------

TOTAL FOREIGN BONDS (Cost $31,957,726)                                                                                  32,371,889
                                                                                                                      ------------

UNITED STATES TREASURY OBLIGATIONS (0.5%)
UNITED STATES TREASURY BILLS (0.1%)
      265   United States Treasury Bills                               (AAA , Aaa)         08/15/02           1.820        263,658
                                                                                                                      ------------
UNITED STATES TREASURY NOTES (0.4%)
    1,110   United States Treasury Notes                               (AAA , Aaa)         02/15/12           4.875      1,091,789
                                                                                                                      ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,333,854)                                                               1,355,447
                                                                                                                      ------------


  NUMBER
    OF
  SHARES
  ------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
       65   Dayton Superior Corp., Rule 144A, strike $0.01, expires June 2009(3)                                               650
                                                                                                                      ------------
TELECOMMUNICATIONS (0.0%)
       40   GT Group Telecom, Inc., Rule 144A, strike $0.00 expires February 2010(3)                                            60
       70   IWO Holdings, Inc., strike $7.00, expires January 2011                                                           1,750
                                                                                                                      ------------

                                                                                                                             1,810
                                                                                                                      ------------

TOTAL WARRANTS (Cost $3,300)                                                                                                 2,460
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

     PAR
    (000)                                                                                  MATURITY           RATE%       VALUE
    -----                                                                                  --------           -----       -----
SHORT-TERM INVESTMENT (29.4%)
  $90,695   State Street Bank & Trust Co. Euro Time Deposit
              (Cost $90,695,000)                                                           05/01/02           1.750   $ 90,695,000
                                                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (131.6%) (Cost $412,388,143(7))                                                             406,171,411
LIABILITIES IN EXCESS OF OTHER ASSETS (-31.6%)                                                                         (97,423,030)
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                   $308,748,381
                                                                                                                      ============


--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Step Bond - The interest as of April 30, 2002 is 0% and will reset to the interest rate shown at a future date.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $16,508,323 or 5.3% of net assets.
(4) Security in default.
(5) Illiquid security.
(6) Variable rate obligations - The interest rate shown is the rate as of April 30, 2002.
(7) Also cost for federal income tax purposes.





                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
      Investments at value (Cost $412,388,143)                                                  $406,171,411
      Foreign currency (Cost $284,206)                                                               284,964
      Receivable for investments sold                                                             11,747,959
      Dividend, interest and reclaim receivable                                                    3,948,235
      Receivable for fund shares sold                                                                254,821
      Receivable for open futures contracts                                                            4,183
      Prepaid expenses and other assets                                                              141,710
                                                                                                ------------
         Total Assets                                                                            422,553,283
                                                                                                ------------
LIABILITIES
      Advisory fee payable                                                                            72,537
      Administrative services fee payable                                                             46,235
      Payable for investments purchased                                                          112,251,212
      Dividend payable                                                                             1,294,699
      Distribution fee payable                                                                        20,225
      Variation margin payable                                                                        11,922
      Other accrued expenses payable                                                                 108,072
                                                                                                ------------
         Total Liabilities                                                                       113,804,902
                                                                                                ------------
NET ASSETS
      Capital stock, $0.001 par value                                                                 31,215
      Paid-in capital                                                                            323,012,616
      Accumulated net investment loss                                                               (478,121)
      Accumulated net realized loss on investments and foreign currency transactions              (7,597,790)
      Net unrealized depreciation from investments and foreign currency translations              (6,219,539)
                                                                                                ------------
         Net Assets                                                                             $308,748,381
                                                                                                ============
COMMON SHARES
      Net assets                                                                                $266,282,408
      Shares outstanding                                                                          26,921,942
                                                                                                ------------
      Net asset value, offering price and redemption price per share                                   $9.89
                                                                                                       =====
ADVISOR SHARES
      Net assets                                                                                $ 37,557,766
      Shares outstanding                                                                           3,796,408
                                                                                                ------------
      Net asset value, offering price and redemption price per share                                   $9.89
                                                                                                       =====
A SHARES
      Net assets                                                                                $  1,568,592
      Shares outstanding                                                                             158,592
                                                                                                ------------
      Net asset value and redemption price per share                                                  $ 9.89
                                                                                                      ======
      Maximum offering price per share (net asset value/(1-4.75%))                                    $10.38
                                                                                                      ======
B SHARES
      Net assets                                                                                $  2,340,071
      Shares outstanding                                                                             236,587
                                                                                                ------------
      Net asset value and offering price per share                                                     $9.89
                                                                                                       =====
C SHARES
      Net assets                                                                                $    999,544
      Shares outstanding                                                                             101,050
                                                                                                ------------
      Net asset value and offering price per share                                                     $9.89
                                                                                                       =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INTEREST INCOME                                                                                      $  9,779,127
                                                                                                     ------------
EXPENSES
      Investment advisory fees                                                                            856,240
      Administrative services fees                                                                        297,315
      Shareholder servicing/Distribution fees                                                              62,423
      Transfer agent fees                                                                                 142,880
      Printing fees                                                                                        66,661
      Registration fees                                                                                    45,942
      Legal fees                                                                                           34,117
      Custodian fees                                                                                       29,872
      Audit fees                                                                                           14,229
      Trustees fees                                                                                         6,657
      Insurance expense                                                                                     5,671
      Interest expense                                                                                      1,725
      Miscellaneous expense                                                                                 7,573
                                                                                                     ------------
         Total expenses                                                                                 1,571,305
      Less: fees waived                                                                                  (310,146)
                                                                                                     ------------
         Net expenses                                                                                   1,261,159
                                                                                                     ------------
            Net investment income                                                                       8,517,968
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
    FOREIGN CURRENCY RELATED ITEMS
      Net realized loss from investments                                                               (4,308,028)
      Net realized gain from foreign currency transactions                                                 84,507
      Net change in unrealized appreciation (depreciation) from investments                           (10,801,137)
      Net change in unrealized appreciation (depreciation) from foreign currency translations               6,796
                                                                                                     ------------
      Net realized and unrealized loss from investments and foreign currency related items            (15,017,862)
                                                                                                     ------------
      Net decrease in net assets resulting from operations                                           $ (6,499,894)
                                                                                                     ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX MONTHS
                                                                                                 ENDED             FOR THE YEAR
                                                                                            APRIL 30, 2002             ENDED
                                                                                              (UNAUDITED)        OCTOBER 31, 2001
                                                                                          ------------------     ----------------
FROM OPERATIONS
   Net investment income                                                                     $   8,517,968        $  24,196,765
   Net gain (loss) on investments and foreign currency transactions                             (4,223,521)           9,763,020
   Net change in unrealized appreciation (depreciation) from investments
      and foreign currency translations                                                        (10,794,341)           8,810,260
                                                                                             -------------        -------------
      Net increase (decrease) in net assets resulting from operations                           (6,499,894)          42,770,045
                                                                                             -------------        -------------
FROM DIVIDENDS
   Dividends from net investment income
      Common Class shares                                                                       (7,943,479)         (22,611,857)
      Advisor Class shares                                                                      (1,011,543)          (1,575,183)
      Class A shares                                                                               (13,479)              (1,640)
      Class B shares                                                                               (37,285)              (5,920)
      Class C shares                                                                               (13,316)              (2,165)
                                                                                             -------------        -------------
      Net decrease in net assets from dividends                                                 (9,019,102)         (24,196,765)
                                                                                             -------------        -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                                 93,051,715          265,889,816
   Exchange value of shares due to merger                                                               --          133,335,833
   Reinvestment of dividends                                                                     6,943,646           22,067,919
   Net asset value of shares redeemed                                                         (154,753,390)        (369,833,021)
                                                                                             -------------        -------------
      Net increase (decrease) in net assets from capital share transactions                    (54,758,029)          51,460,547
                                                                                             -------------        -------------
   Net increase (decrease) in net assets                                                       (70,277,025)          70,033,827
NET ASSETS
   Beginning of period                                                                         379,025,406          308,991,579
                                                                                             -------------        -------------
   End of period                                                                             $ 308,748,381        $ 379,025,406
                                                                                             =============        =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                                   $    (478,121)       $      23,013
                                                                                             =============        =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                   FOR THE SIX               FOR THE YEAR
                                                                                   MONTHS ENDED                  ENDED
                                                                                  APRIL 30, 2002              OCTOBER 31,
                                                                                    (UNAUDITED)                 2001(1)
                                                                                  --------------             ------------
PER SHARE DATA
   Net asset value, beginning of period                                                $10.33                   $10.26
                                                                                       ------                   ------
INVESTMENT OPERATIONS
   Net investment income                                                                 0.25                     0.15
   Net gain (loss) on investments
      and foreign currency related items
      (both realized and unrealized)                                                    (0.44)                    0.07
                                                                                       ------                   ------
         Total from investment operations                                               (0.19)                    0.22
                                                                                       ------                   ------
LESS DIVIDENDS
   Dividends from net investment income                                                 (0.25)                   (0.15)
                                                                                       ------                   ------
NET ASSET VALUE, END OF PERIOD                                                         $ 9.89                   $10.33
                                                                                       ======                   ======
         Total return(2)                                                                (1.83)%                   2.13%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                            $1,569                   $  406
      Ratio of expenses to average net assets(3),(4)                                     0.95%                    0.95%
      Ratio of net investment income to average net assets(4)                            4.77%                    5.66%
      Decrease reflected in above operating expense
         ratios due to waivers(4)                                                        0.18%                    0.31%
   Portfolio turnover rate                                                                235%                     383%

--------------------------------------------------------------------------------
(1) For the period July 31, 2001 (inception date) through October 31, 2001.
(2) Total return does not consider the effects of sales charges. Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the six months ended
    April 30, 2002 or the period ended October 31, 2001.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                    FOR THE SIX              FOR THE YEAR
                                                                                   MONTHS ENDED                  ENDED
                                                                                  APRIL 30, 2002              OCTOBER 31,
                                                                                    (UNAUDITED)                 2001(1)
                                                                                  --------------             ------------
PER SHARE DATA
   Net asset value, beginning of period                                                $10.33                   $10.26
                                                                                       ------                   ------
INVESTMENT OPERATIONS
   Net investment income                                                                 0.20                     0.13
   Net gain (loss) on investments
      and foreign currency related items
      (both realized and unrealized)                                                    (0.43)                    0.07
                                                                                       ------                   ------
         Total from investment operations                                               (0.23)                    0.20
                                                                                       ------                   ------
LESS DIVIDENDS
   Dividends from net investment income                                                 (0.21)                   (0.13)
                                                                                       ------                   ------
NET ASSET VALUE, END OF PERIOD                                                         $ 9.89                   $10.33
                                                                                       ======                   ======
         Total return(2)                                                                (2.19)%                   1.96%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                            $2,340                   $1,044
      Ratio of expenses to average net assets(3),(4)                                     1.70%                    1.70%
      Ratio of net investment income to average net assets(4)                            4.00%                    4.87%
      Decrease reflected in above operating expense
         ratios due to waivers(4)                                                        0.18%                    0.32%
   Portfolio turnover rate                                                                235%                     383%


--------------------------------------------------------------------------------
(1) For the period July 31, 2001 (inception date) through October 31, 2001.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class B shares' expense ratio for the six months ended
    April 30, 2002 or the period ended October 31, 2001.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                   FOR THE SIX               FOR THE YEAR
                                                                                   MONTHS ENDED                  ENDED
                                                                                  APRIL 30, 2002              OCTOBER 31,
                                                                                   (UNAUDITED)                  2001(1)
                                                                                  --------------             ------------
PER SHARE DATA
   Net asset value, beginning of period                                                $10.33                   $10.26
                                                                                       ------                   ------
INVESTMENT OPERATIONS
   Net investment income                                                                 0.20                     0.12
   Net gain (loss) on investments
      and foreign currency related items
      (both realized and unrealized)                                                    (0.43)                    0.07
                                                                                       ------                   ------
         Total from investment operations                                               (0.23)                    0.19
                                                                                       ------                   ------
LESS DIVIDENDS
   Dividends from net investment income                                                 (0.21)                   (0.12)
                                                                                       ------                   ------
NET ASSET VALUE, END OF PERIOD                                                         $ 9.89                   $10.33
                                                                                       ======                   ======
         Total return(2)                                                                (2.19)%                   1.89%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                            $1,000                    $ 296
      Ratio of expenses to average net assets(3),(4)                                     1.70%                    1.70%
      Ratio of net investment income to average net assets(4)                            4.02%                    4.82%
      Decrease reflected in above operating expense
         ratios due to waivers(4)                                                        0.18%                    0.33%
   Portfolio turnover rate                                                                235%                     383%


--------------------------------------------------------------------------------
(1) For the period July 31, 2001 (inception date) through October 31, 2001.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class C shares' expense ratio for the six months ended
    April 30, 2002 or the period ended October 31, 2001.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Fixed Income Fund, formerly the Credit Suisse Warburg Pincus Fixed Income Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation.

    The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Each class of shares represents an equal pro rata interest , except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by the Fund at an annual rate not to exceed .75% of the average daily net asset value of the Fund's outstanding Advisor Class shares. Advisor Class shares currently bear expenses of .25% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expense paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Common Class and Advisor Class shares are contained in a separate book.

    Effective as of the close of business on April 6, 2001, the Fund acquired all of the net assets of the Credit Suisse Warburg Pincus Fixed Income II Fund ("Fixed Income II") in a tax-free exchange of shares. The shares exchanged were 9,206,012 shares (valued at $93,738,572) of the Common Class of the Fund for 9,152,071 shares of Class D of Fixed Income II, 3,550,971 shares (valued at $36,153,007) of the Advisor Class of the Fund for 3,530,165 shares of Class A of Fixed Income II, 323,384 shares (valued at $3,292,431) of the Advisor Class of the Fund for 321,489 shares of Class B of Fixed Income II, and 14,919 shares (valued at $151,823) of the Advisor Class of the Fund for 14,817 shares of Class D of Fixed Income II. The Fixed Income II net assets of $133,335,834 at that date, which included $2,388,035 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Fixed Income II and the

Fund immediately before the acquisition were $133,335,834 and $339,752,048, respectively and the combined net assets of the Fund were $473,087,882.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Trustees believe accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME-- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset valueof the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    Effective November 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities presently included in realized gain and losses, as a component of interest income. The effect of this change for the six months ended April 30, 2002, to the Fund was to increase net investment income by $4,767 and to decrease net realized gains (losses) by $4,767. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

    I) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At April 30, 2002, the Fund had no open forward foreign currency contracts.

    J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    K) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

    The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

    In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

    The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..50% of the Fund's average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $856,240 and $310,146, respectively.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $171,248.

    For its administrative services through April 30, 2002, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
         ------------------------                                       -----------
         First $150 million                                  .07% of average daily net assets
         Second $150 million                                 .06% of average daily net assets
         Over $300 million                                   .05% of average daily net assets

    For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $126,067.

    At its meeting held on February 12, 2002, the Board of Trustees adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Advisor Class and Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B and Class C shares of the Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                            SHAREHOLDER SERVICING/
          FUND                                                 DISTRIBUTION FEES
          ----                                              ----------------------
          Common Class                                               $49,999
          Class A                                                        673
          Class B                                                      8,653
          Class C                                                      3,098
                                                                     -------
                                                                     $62,423
                                                                     =======

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $106,026, which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $22,516 from commissions earned on the sale of the Funds' shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $33,528 for its services to the Fund.


NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had no borrowings under the Prior Credit Facility.

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.


NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were $106,686,358 and $121,166,591, $704,413,352 and $720,643,314,
respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $6,400,041, $12,616,015 and $6,215,974, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

    The fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Advisor Class, Class A, Class B, and Class C. Transactions in capital shares for each class were as follows:

                                                                                    COMMON CLASS
                                                      -------------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                    OCTOBER 31, 2001
                                                      ---------------------------------        --------------------------------
                                                         SHARES               VALUE               SHARES              VALUE
                                                      ------------        -------------        ------------       -------------
Shares sold                                              8,485,109        $  85,075,252          25,561,666       $ 259,862,002
Shares exhanged due to merger                                   --                   --           9,206,012          93,717,204
Shares issued in reinvestment
   of dividends                                            624,074            6,256,735           2,045,797          20,787,938
Shares redeemed                                        (14,584,267)        (146,051,725)        (35,301,525)       (359,565,867)
                                                      ------------        -------------        ------------       -------------
Net increase (decrease)                                 (5,475,084)       $ (54,719,738)          1,511,950       $  14,801,277
                                                      ============        =============        ============       =============

                                                                                    ADVISOR CLASS
                                                      -------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                   OCTOBER 31, 2001
                                                      ---------------------------------        --------------------------------
                                                         SHARES               VALUE               SHARES              VALUE
                                                      ------------        -------------        ------------       -------------
Shares sold                                                384,918        $   3,859,389             414,413       $   4,232,335
Shares exhanged due to merger                                   --                   --           3,889,274          39,592,807
Shares issued in reinvestment
   of dividends                                             65,499              656,977             124,945           1,273,972
Shares redeemed                                           (780,409)          (7,818,373)           (997,897)        (10,168,343)
                                                      ------------        -------------        ------------       -------------
Net increase (decrease)                                   (329,992)       $  (3,302,007)          3,430,735       $  34,930,771
                                                      ============        =============        ============       =============


                                                                                       CLASS A
                                                      -------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                   OCTOBER 31, 2001
                                                      ---------------------------------        --------------------------------
                                                         SHARES               VALUE               SHARES              VALUE
                                                      ------------        -------------        ------------       -------------
Shares sold                                                181,837        $   1,804,305              43,442       $     444,863
Shares issued in reinvestment
   of dividends                                                502                5,002                 109               1,119
Shares redeemed                                            (63,014)            (633,105)             (4,284)            (43,949)
                                                      ------------        -------------        ------------       -------------
Net increase                                               119,325        $   1,176,202              39,267       $     402,033
                                                      ============        =============        ============       =============


                                                                                       CLASS B
                                                      -------------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                    OCTOBER 31, 2001
                                                      ---------------------------------        --------------------------------
                                                         SHARES               VALUE               SHARES              VALUE
                                                      ------------        -------------        ------------       -------------
Shares sold                                                151,345        $   1,520,831             106,093       $   1,085,244
Shares issued in reinvestment
   of dividends                                              1,581               15,821                 264               2,713
Shares redeemed                                            (17,364)            (175,111)             (5,332)            (54,862)
                                                      ------------        -------------        ------------       -------------
Net increase                                               135,562        $   1,361,541             101,025       $   1,033,095
                                                      ============        =============        ============       =============


                                                                                       CLASS C
                                                      -------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)                  OCTOBER 31, 2001
                                                      ---------------------------------        --------------------------------
                                                         SHARES               VALUE               SHARES              VALUE
                                                      ------------        -------------        ------------       -------------
Shares sold                                                 79,038        $     791,938              28,430       $     291,194
Shares issued in reinvestment
   of dividends                                                912                9,111                 211               2,177
Shares redeemed                                             (7,541)             (75,076)                 --                  --
                                                      ------------        -------------        ------------       -------------
Net increase                                                72,409        $     725,973              28,641       $     293,371
                                                      ============        =============        ============       =============

NOTE 6. FUTURES CONTRACTS

    The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2002, the Fund had the following open futures contracts:

                                                                                                              UNREALIZED
                                    NUMBER OF      EXPIRATION         CONTRACT            CONTRACT          (APPRECIATION)/
FUTURES CONTRACTS                   CONTRACTS         DATE             AMOUNT               VALUE            DEPRECIATION
-----------------                   ---------      ----------       -------------       -------------       ---------------
U.S. Treasury 5 Year
   Note Futures                          (259)      6/20/02         $(27,335,704)       $(27,466,141)          $(130,437)
U.S Treasury 2 Year
   Note Futures                            65       6/27/02           13.554,734          13,592,109              37,375
U.S. Treasury Long
   Bond Futures                            75       6/20/02            7,712,860           7,917,188             204,328
U.S. Treasury Short
   Bond Futures                           (38)      6/20/02           (3,763,625)         (3,887,875)           (124,250)
                                         ----                       ------------        ------------           ---------
                                         (157)                      $ (9,831,735)       $ (9,844,719)          $ (12,984)
                                         ====                       ============        ============           =========

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